Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Related Party Transactions

12)	Related Party Transactions
Historically, the Company has been managed and operated in the normal course of business by various Parent entities. Accordingly, certain costs have been allocated to the Company and are reflected as expenses in the
Combined statements of operations and comprehensive loss
. The Company considers the allocation methodologies used to be reasonable, such that the allocations appropriately reflect the various Parent entities’ historical expenses attributable to the Company for purposes of the
Combined financial statements
. However, the expenses reflected in the
Combined financial statements
may not be indicative of the actual expenses that would have been incurred during the periods presented if the Company had historically operated as a stand-alone independent entity. It is not practicable to estimate actual costs that would have been incurred had the Company been a standalone company during the periods presented. In addition, the expenses reflected in the
Combined financial statements
may not be indicative of expenses that the Company will incur in the future.
Manufacturing cost of sales
The Company produces electric motorcycles in manufacturing facilities shared with the Parent. Certain costs of goods sold for shared facilities and shared manufacturing of $594 thousand and $1,298 thousand for the three months ended September 25, 2022 and September 26, 2021, respectively, and $3,402 thousand and $3,040 thousand for the nine months ended September 25, 2022 and September 26, 2021, respectively, were specifically identified or allocated, mainly based on standard cost of production.
Operating expense allocation
The Parent provides technology support, marketing, engineering, shared assets, finance, and other corporate and administrative services such as treasury, human resources, and legal, to the Company. These expenses of $995 thousand and $370 thousand for the three months ended September 25, 2022 and September 26, 2021, respectively, and $2,702 thousand and $1,056 thousand for the nine months ended September 25, 2022 and September 26, 2021, respectively, have been allocated to the Company and are included in
Selling, administrative and engineering
expense
in the
Combined statements of operations and comprehensive loss
, where direct assignment of costs incurred by the Parent was not possible or practical. These costs were allocated using related drivers associated with the nature of the business, such as gross revenue and wholesale motorcycle shipments. Other cost allocation metrics, such as headcount and square footage, were not deemed appropriate given the Company’s reliance on facilities and personnel that are shared with the Parent.
Cash management and financing
The Company’s Treasury function is maintained by the Parent. Accordingly, no cash, cash equivalents, or marketable securities have been attributed to the
Combined financial statements
, except for certain cash accounts.
Certain cash accounts and the notes payable to related party are retained by the Company because they were legally held by the Company. The Parent utilizes a centralized approach to cash management and the financing of its operations. Under this centralized cash management approach, the Parent provides funds to the Company.
Cash transfers from Parent related to services and funding for operations provided by the Parent were $59,051 thousand and $61,404 thousand for the periods ended September 25, 2022 and September 26, 2021, respectively. Net contributions from the Parent are included within N et Parent investment
in the
Combined statements of changes in equity
.

	Nine Months Ended (in thousands)
	September 25, 2022	September 26, 2021
Net contribution from Parent	$79,922	$61,915
Settlement of notes payable to related party and accrued interest	(21,610)	—
Transfer of assets to Parent	568	—
Stock compensation	171	(511)

Transfers from Parent per cash flow statement	$59,051	$61,404

Other transactions
All sales of electric motorcycles and related products to independent dealers in the US and Canada are financed by the purchasing independent dealers through HDFS, a wholly owned subsidiary of the Parent; therefore, accounts receivable related to these sales to independent dealers are recorded in
Accounts receivable from related party
on the
Combined balance sheets.
Amounts financed by independent dealers through HDFS, not yet remitted to the Company by HDFS on the dealers’ behalf are generally settled within 30 days.
Notes payable to related party on the
Combined balance sheets
related to three lines of credit agreements with the Parent, two of which were entered into on December 23, 2020 and the third was entered into on July 6, 2021. There were no financial covenants associated with these lines of credit. Each of these agreements allowed for earlier payment on demand of Parent in the event of default.
The Company’s first line of credit agreement had a maximum borrowing limit of $5,000 thousand with an interest rate of 6.6%. This line of credit was amended and restated on December 22, 2021 with a maturity date of December 31, 2022. The Company had no outstanding amounts at September 25, 2022 and December 31, 2021.
The Company’s second line of credit agreement with the Parent had a maximum borrowing limit of $10,000 thousand with an interest rate of 6.6% and a maturity date of December 31, 2023. This line of credit agreement limited the use of proceeds to the payment of contingent consideration related to the Company’s purchase agreement for the acquisition of STACYC on March 4, 2019. The Company had no outstanding amount under this line of credit at September 25, 2022 and $5,333 thousand outstanding at December 31, 2021.
The Company’s third line of credit agreement had a maximum borrowing limit of $60,000 thousand with an interest rate of 6.6%. This line of credit was amended and restated on December 22, 2021 with a maturity date December 22, 2022. The Company had no outstanding amount under this line of credit at September 25, 2022 and $100 thousand outstanding at December 31, 2021.

The notes payable to related party presented on the
Combined balance sheets
included the following accrued interest amounts as of (in thousands):

	September 25, 2022	December 31, 2021
Current portion of notes payable to related party	$—	$3
Long-term portion of notes payable to related party	—	366

	$—	$369

Interest paid on the notes payable to related party was $0 for the three months ended September 25, 2022 and September 26, 2021, respectively, and $0 and $59 thousand for the nine months ended September 25, 2022 and September 26, 2021, respectively.
During the year to date period ended September 25, 2022, the Company borrowed $15,333 thousand under the line of credit agreements prior to their final settlement on June 24, 2022. Pursuant to the Separation Agreement, the Parent elected to settle all notes payable to related party outstanding as of June 24, 2022, including accrued interest, through a capital contribution and without any cash being exchanged between the Company and the Parent. The settlement included the principal amount and accrued interest of $20,766 thousand and $844 thousand, respectively. The capital contribution to settle the notes payable and accrued interest increased the
Net Parent investment
on the
Combined balance sheets
.
During the three months ended September 25, 2022, the Parent provided a capital contribution of $14,000 thousand to fund the Company’s working capital and operations. This capital contribution increased the
 Net Parent investment
 on the
 Combined balance sheets
 and
 Transfers from Parent
 on the
 Combined statements of cash flows
.

15) Related Party Transactions
Historically, the Company has been managed and operated in the normal course of business by various Parent entities. Accordingly, certain costs have been allocated to the Company and are reflected as expenses in the
Combined statements of operations and comprehensive loss
. The Company considers the allocation methodologies used to be reasonable, such that the allocations appropriately reflect the various Parent entities’ historical expenses attributable to the Company for purposes of the
Combined financial statements
. However, the expenses reflected in the
Combined financial statements
may not be indicative of the actual expenses that would have been incurred during the periods presented if the Company had historically operated as a stand-alone independent entity. It is not practicable to estimate actual costs that would have been incurred had the Company been a standalone company during the periods presented. In addition, the expenses reflected in the
Combined financial statements
may not be indicative of expenses that the Company will incur in the future.
Manufacturing cost of sales
The Company produces electric motorcycles in manufacturing facilities shared with the Parent. Certain costs of goods sold for shared facilities and shared manufacturing of $4,442 thousand, $4,536 thousand and $1,408 thousand for December 31, 2021, 2020 and 2019, respectively, were specifically identified or allocated, mainly based on standard cost of production.
Operating expense allocation
The Parent provides technology support, marketing, engineering, shared assets, finance, and other corporate and administrative services to the Company. Costs for the years ended December 31, 2021, 2020 and 2019 of $2,166 thousand, $6,454 thousand and $1,993 thousand, respectively, related to these services. These expenses have been allocated to the Company and are included in
Selling, administrative and engineering expense
in the
Combined statements of operations and comprehensive loss
, where direct assignment of costs incurred by the

Parent was not possible or practical. These costs were allocated using related drivers associated with the nature of the business, such as gross revenue and wholesale motorcycle shipments. As a result, the allocations of these costs will fluctuate based on changes in these drivers. Other cost allocation metrics, such as headcount and square footage, were not deemed appropriate given the Company’s reliance on facilities and personnel that are shared with the Parent.
Cash management and financing
The Company’s Treasury function is maintained by the Parent. Accordingly, no cash, cash equivalents, or marketable securities have been attributed to the
Combined financial statements
, except for certain cash accounts. Certain cash accounts and the notes payable to related party are retained by the Company because they were legally held by the Company. The Parent utilizes a centralized approach to cash management and the financing of its operations. Under this centralized cash management approach, the Parent provides funds to the Company.
Cash transfers from Parent related to services provided by the Parent were $85,493 thousand, $56,176 thousand and $84,147 thousand for the years ended December 31, 2021, 2020 and 2019, respectively. Net contributions from the Parent are included within
Net Parent investment
in the
Combined statements of changes in equity
.

Net contribution from Parent reconciliation to transfers from Parent	2021	2020	2019
Net contribution from Parent	$86,279	$57,562	$83,055
Net change in unbenefited losses remaining with Parent	—	(1,198)	1,197
Stock compensation expense	(786)	(188)	(105)

Transfers from Parent	85,493	56,176	84,147

The net change in unbenefited losses is a reconciling item as the net operating loss generated and corresponding valuation allowance were deemed to be distributed to Parent through
Net Parent investment
rather than recorded on the Company’s balance sheet, as the resulting attribute was deemed to be used by Parent. See
Note 5, Income taxes
for further discussion.
Other transactions
All sales of electric motorcycles and related products to independent dealers in the US and Canada are financed by the purchasing independent dealers through HDFS, a wholly owned subsidiary of the Parent; therefore, accounts receivable related to these sales to independent dealers are recorded in
Accounts receivable from related party
on the
Combined balance sheets.
Amounts financed by independent dealers through HDFS, not yet remitted to the Company by HDFS on the dealers’ behalf, are generally settled within 30 days.
The amounts included in the notes payable to related party on the
Combined balance sheets
relate to three line of credit agreements with the Parent, two of which were entered into on December 23, 2020 and the third was entered into on July 6, 2021. There are no financial covenants associated with these lines of credit. Each of these agreements allow for earlier payment on demand of Parent in the event of default.
The Company’s first line of credit agreement has a maximum borrowing limit of $5,000 thousand with an interest rate of 6.6%. This line of credit was amended and restated on
December 22, 2021
and matures on December 31, 2022. On December 31, 2021, the Company had no outstanding amount under this line of credit.
The Company’s second line of credit agreement has a maximum borrowing limit of $10,000 thousand with an interest rate of 6.6% and matures on December 31, 2023. This line of credit agreement limits the use of proceeds to the payment of contingent consideration related to the Company’s purchase agreement for the acquisition of STACYC on March 4, 2019. On December 31, 2021, the Company had $5,333 thousand outstanding under this line of credit.
The Company’s third line of credit agreement has a maximum borrowing limit of $60,000 thousand with an interest rate of 6.6%. This line of credit was amended and restated on December 22, 2021 and matures on December 22, 2022. On December 31, 2021, the Company had $100 thousand outstanding under this line of credit.
The notes payable to related party presented on the
Combined balance sheets
included the following accrued interest amounts as of December 31, (in thousands):

	2021	2020
Current portion of notes payable to related party	$3	$49
Long-term portion of notes payable to related party	366	86

	$369	$135

Interest paid on the notes payable to related party was $59 thousand and $51 thousand for the years ended December 31, 2021 and 2020, respectively. There was no interest paid on the notes payable to related party for the year ended December 31, 2019. All related party notes payable were not in default as of December 31, 2021 and 2020.

	2021	2020	2019
Inventories - Allowance for obsolescence (a)
Balance, beginning of period	$5,200	$2,181	$—
Provision charged to expense	2,456	3,019	2,181
Write-offs	(635)	—	—

Balance, end of period	$7,021	$5,200	$2,181

Deferred tax assets - Valuation allowance
Balance, beginning of period	$594	$16	$—
Adjustments	321	578	16

Balance, end of period	$915	$594	$16

(a)	Inventory obsolescence reserves deducted from cost determined on first-in, first-out (FIFO) basis.

AEA-Bridges Impact Corp
Related Party Transactions
NOTE 5 — RELATED PARTY TRANSACTIONS FOUNDER SHARES
Founder Shares
On July 29, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 11,500,000 Class B ordinary

shares (the “Founder Shares”). On August 4, 2020, the Company effected a share dividend resulting in 14,375,000 Class B ordinary
shares being issued and outstanding. On September 14, 2020, the Sponsor irrevocably surrendered to the Company for cancellation and for nil consideration 2,875,000 Class B
o
rdinary
 shares resulting in the Sponsor holding 11,500,000 Class B
common
shares. All share and
per-share
amounts have been retroactively restated to reflect the share transactions. The Founder Shares include an aggregate of up to 1,500,000 shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding ordi
nary
 shares after the Initial Public Offering. On November 16, 2020, the underwriters’ election to exercise their over-allotment option expired unexercised, resulting in the forfeiture of 1,500,000 shares. Accordingly, previous to the Domestication, there w
e
re 10,000,000
Founder Shares issued and outstanding.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a business combination and (B) subsequent to a business combination, (x) if the closing price of the Class A ordinary share equals or exceed
s $
12.00
per share (as adjusted for share
sub-divisions,
share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary share for cash, securities or other property.
In connection with the Business Combination
,
on September 2
3
, 2022, the Sponsor forfeited an aggregate of 2,000,000 Founder Shares in accordance with the Investor Support Agreement. Upon the closing of the Business Combination, the remaining 8,000,000
Founder Shares (now shares of common stock of Domesticated ABIC) were converted on a one-for-one
basis into shares of LiveWire Common Stock.

Administrative Services Agreement
The Company entered into an agreement, commencing on October 5, 2020, to pay an affiliate of the Sponsor up to an amount not to exceed $10,000 per month for office space, secretarial and administrative support services. Upon completion of a business combination or its liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 25, 2022, the Company incurred $30,000 and $90,000
in fees for these services, respectively. For the three and nine months ended September 26, 2021, the Company incurred $30,000 and $90,000
in fees for these services, respectively.
As of September 25, 2022
,
the Sponsor has agreed to forgive the entirety of the accrued administrative services fee which totaled $
230,000.
The forgiveness of this obligation is reflected in the other income section of the statement of operations.
Related Party Loans
In order to finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a business combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of September 25, 2022 and December 31, 2021, the Company had no
outstanding borrowings under the Working Capital Loans.

NOTE 5 — RELATED PARTY TRANSACTIONS FOUNDER SHARES
Founder Shares
On July 29, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 11,500,000 Class B ordinary shares (the “Founder Shares”). On August 4, 2020, the Company effected a share dividend resulting in 14,375,000 Class B ordinary shares being issued and outstanding. On September 14, 2020, the Sponsor irrevocably surrendered to the Company for cancellation and for nil consideration 2,875,000 Class B ordinary shares resulting in the Sponsor holding 11,500,000 Class B ordinary shares. All share and per-share
amounts have been retroactively restated to reflect the share transactions. The Founder Shares include an aggregate of up to 1,500,000 shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. On November 16, 2020, the underwriters’ election to exercise their over-allotment option expired unexercised, resulting in the forfeiture of 1,500,000 shares. Accordingly, there are 10,000,000 Founder Shares issued and outstanding.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on October 5, 2020, to pay an affiliate of the Sponsor up to an amount not to exceed $10,000 per month for office space, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2021 and for the period from July 29, 2020 (inception) through December 31, 2020, the Company incurred $140,000 and $30,000 in fees for these services, respectively, of which $110,000 and $30,000 are included in accounts payable and accrued expenses in the accompanying balance sheets as of December 31, 2021 and 2020, respectively.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2021 and 2020, the Company had no outstanding borrowings under the Working Capital Loans.